Borrowings - Interest rate and currency of borrowings (Details) - EUR (€) € in Millions	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017
Borrowings
Borrowings	€ 43,259	€ 46,574
Floating rate borrowings
Borrowings
Borrowings	8,678	11,707
Fixed rate borrowings
Borrowings
Borrowings	32,715	32,973
Other borrowings
Borrowings
Borrowings	1,866	1,894
Sterling
Borrowings
Borrowings	3,339	4,552
Sterling | Floating rate borrowings
Borrowings
Borrowings		5
Sterling | Fixed rate borrowings
Borrowings
Borrowings	€ 3,339	€ 4,547
Weighted average interest rate	2.50%	2.50%
Weighted average time	20 years 9 months 18 days	16 years 7 months 6 days
Euro
Borrowings
Borrowings	€ 36,411	€ 37,420
Euro | Floating rate borrowings
Borrowings
Borrowings	5,766	7,517
Euro | Fixed rate borrowings
Borrowings
Borrowings	€ 28,779	€ 28,009
Weighted average interest rate	2.10%	2.10%
Weighted average time	8 years	8 years 4 months 24 days
Euro | Other borrowings
Borrowings
Borrowings	€ 1,866	€ 1,894
US Dollar
Borrowings
Borrowings	2,930	4,449
US Dollar | Floating rate borrowings
Borrowings
Borrowings	2,899	4,172
US Dollar | Fixed rate borrowings
Borrowings
Borrowings	€ 31	€ 277
Weighted average interest rate	0.00%	0.20%
Weighted average time	0 years	1 month 6 days
Other
Borrowings
Borrowings	€ 579	€ 153
Other | Floating rate borrowings
Borrowings
Borrowings	13	13
Other | Fixed rate borrowings
Borrowings
Borrowings	€ 566	€ 140
Weighted average interest rate	12.30%	8.50%
Weighted average time	4 years 4 months 24 days	12 years
Kabel Deutschland Holding AG
Borrowings
Liabilities for amounts payable under the domination agreement	€ 1,800	€ 1,800